Business Segment Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Life and health premiums, net	$ (21)	$ (1,175)	$ 127
Contract charges		18	24
Net investment income	376	366	278
Debt Securities, Net realized investment gains		117
Other Income	3,415	5,336
Total revenues	3,770	4,662	429
Benefits and expenses
Life and health insurance claims and benefits, net	(1)	(1,204)	112
Interest credited to policyholder account balances		4	8
Operating and other expenses	1,049	1,633	137
Total benefits and expenses	1,048	433	257
Income (loss) before income taxes	2,722	4,229	172
Income tax expense (benefit)	887	1,449	11
Net Income (Loss)	1,835	2,780	161
Change in unrealized gains (losses), net of tax (benefit)	(98)	(447)	(47)
Other Comprehensive Income (Loss)	(98)	(447)	(47)
Total Comprehensive Income (Loss)	1,737	2,333	114
Reinsurance recoverable from affiliate	23,687	24,628
Assets on deposit	1,619,113	947,595
Claim and policy benefit reserves - life and health	21,506	21,537
Policyholder account balances	1,622,448	951,068
Life and Health
Revenues
Life and health premiums, net	(21)	(1,175)	127
Contract charges		18	24
Net investment income	376	366	278
Debt Securities, Net realized investment gains		117
Other Income	3,415	5,336
Total revenues	3,770	4,662	429
Benefits and expenses
Life and health insurance claims and benefits, net	(1)	(1,204)	112
Interest credited to policyholder account balances		4	8
Operating and other expenses	1,033	1,633	137
Total benefits and expenses	1,032	433	257
Income (loss) before income taxes	2,738	4,229	172
Income tax expense (benefit)	892	1,449	11
Net Income (Loss)	1,846	2,780	161
Change in unrealized gains (losses), net of tax (benefit)	(98)	(447)	(47)
Other Comprehensive Income (Loss)	(98)	(447)	(47)
Total Comprehensive Income (Loss)	1,748	2,333	$ 114
Reinsurance recoverable from affiliate	23,687	24,628
Claim and policy benefit reserves - life and health	20,344	21,077
Policyholder account balances	3,335	3,473
Annuities
Benefits and expenses
Operating and other expenses	16
Total benefits and expenses	16
Income (loss) before income taxes	(16)
Income tax expense (benefit)	(5)
Net Income (Loss)	(11)
Total Comprehensive Income (Loss)	(11)
Assets on deposit	1,619,113	947,595
Claim and policy benefit reserves - life and health	1,162	460
Policyholder account balances	$ 1,619,113	$ 947,595